UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06578

The Glenmede Portfolios
(Exact name of Registrant as specified in charter)

200 Clarendon Street Boston, Massachusetts		02116
(Address of principal executive offices)		(Zip code)

Michael P. Malloy, Esq. Secretary Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets Philadelphia, PA 19103-6996
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-442-8299

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2006, are filed herewith.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS — 98.3% *
Pennsylvania — 98.3%
$100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (MBIA Insured),
	5.375%, 11/1/14	$107,777
	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured):
200,000	5.00%, 3/1/17	210,784
560,000	5.00%, 3/1/18	588,078
200,000	Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh, Health Center, Series A, (MBIA Insured),
	5.30%, 4/1/08	204,888
205,000	Allegheny County, PA, Industrial Development Authority Revenue, Carnegie Library of Pittsburgh, (AMBAC Insured),
	4.25%, 6/1/09	207,794
300,000	Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured), Prerefunded, 3/1/09 @ 101,
	5.30%, 3/1/10	313,965
100,000	Allegheny County, PA, Sanitation Authority Revenue, (MBIA Insured),
	5.00%, 12/1/17	105,897
500,000	Allegheny County, PA, Sanitation Authority Sewer Revenue, (MBIA Insured),
	5.375%, 12/1/15	537,295
500,000	Boyertown, PA, Area School District, (FSA Insured),
	5.00%, 10/1/17	529,710
310,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured),
	6.125%, 7/1/10	324,725
400,000	Dauphin County, PA, Refunding, Series B, (AMBAC Insured),
	5.00%, 11/15/17	423,984
215,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25%, 7/1/16	231,093
285,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25%, 7/1/16	308,299
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
	5.25%, 1/1/12	782,557
	Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue, Escrowed to Maturity:
120,000	6.00%, 1/15/10	125,266
105,000	6.50%, 1/15/11	111,675

$700,000	Delaware River Port Authority, PA and NJ, Refunding, Series A, (FSA Insured),
	5.25%, 1/1/09	$724,185
100,000	Delaware River Port Authority, PA and NJ, Refunding, Series B, (AMBAC Insured),
	5.25%, 1/1/09	103,455
	Downington, PA, Area School District, General Obligation Unlimited:
300,000	5.50%, 2/1/10	317,070
500,000	5.25%, 4/1/14	527,975
500,000	4.90%, 4/1/16	519,625
390,000	Geisinger Authority, PA, Health System, Refunding,
	5.00%, 8/15/08	398,284
400,000	Great Valley School District, Chester County PA, (FSA State Aid Withholding),
	5.00%, 2/15/18	425,256
250,000	Harrisburg, PA Authority, Recovery Facilities Revenue, Series D-2, (FSA Insured), Mandatory Put 12/1/13 @ 100,
	5.00%, 12/1/33	264,000
200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured),
	5.50%, 5/15/11	214,702
100,000	Hopewell, PA, Area School District, General Obligation, (FSA Insured), Prerefunded 9/1/08 @ 100,
	4.90%, 9/1/09	102,341
300,000	Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC Insured),
	4.00%, 10/1/09	300,531
630,000	Jim Thorpe, PA, Area School District, (FSA Insured),
	5.00%, 3/15/18	665,179
30,000	Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity,
	6.00%, 4/1/12	31,598
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Witholding),
	5.00%, 11/15/17	265,690
290,000	Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity,
	6.20%, 11/1/13	310,503
175,000	Northampton County, PA,
	5.00%, 8/15/13	180,362
425,000	Northampton County, PA, Higher Education Authority Revenue - Lehigh University,
	5.25%, 11/15/09	444,932
325,000	Northampton County, PA, Prefunded 8/15/09 @ 100,
	5.00%, 8/15/13	336,277
325,000	Northampton Township, PA, General Obligation Unlimited, (MBIA Insured),
	4.60%, 11/15/10	329,332
225,000	Pennsylvania Housing Finance Agency, Residential Development Section 8-A, Revenue,
	4.00%, 7/1/09	225,855
230,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 61B, Revenue,
	5.20%, 10/1/14	234,637

$500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured),
	5.00%, 8/15/10	$521,845
435,000	Pennsylvania State Higher Educational Facilties Authority Revenue, University of Pennsylvania Health Services, Series A,
	5.375%, 1/15/15	444,948
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured):
145,000	5.25%, 12/1/13	150,709
60,000	5.25%, 12/1/14	62,362
	Pennsylvania State Turnpike Commission Oil Franchise, Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
105,000	5.25%, 12/1/13	109,086
40,000	5.25%, 12/1/14	41,556
250,000	Pennsylvania State University, College and University Revenues, Series A, (General Obligation of University),
	5.00%, 8/15/13	257,585
275,000	Pennsylvania State, General Obligation Unlimited, Refunding, (AMBAC Insured),
	5.125%, 9/15/11	281,143
150,000	Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue Refunding, (AMBAC Insured),
	4.00%, 10/15/09	150,891
250,000	Pennsylvania State, Refunding, Third Series,
	4.00%, 9/1/10	252,122
125,000	Pennsylvania State, Second Series, General Obligation Unlimited,
	5.25%, 10/1/10	131,513
	Philadelphia, PA, General Obligation Unlimited, (FSA Insured):
400,000	5.00%, 9/15/11	419,152
500,000	5.25%, 9/15/13	526,890
150,000	5.25%, 9/15/16	158,067
460,000	Philadelphia, PA, General Obligation Unlimited, Series A (XLCA Insured),
	5.25%, 2/15/14	491,018
500,000	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series A, (FSA Insured),
	5.25%, 5/15/09	518,380
	Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series B, (FSA Insured):
540,000	5.25%, 11/15/16	575,073
250,000	5.25%, 11/15/18	264,070
600,000	Pittsburgh, PA, Public Parking Authority Revenue, Series A, (FGIC Insured),
	5.00%, 12/1/16	636,330
350,000	Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government Guaranteed),
	5.00%, 9/1/12	357,669
210,000	Ringgold, PA, School District, Escrowed to Maturity,
	6.20%, 1/15/13	224,759
250,000	Seneca Valley, PA, School District, Series A, General Obligation Unlimited,
	4.85%, 7/1/11	254,383

$100,000	Shaler, PA, School District, General Obligation Unlimited, Series B, (FSA Insured),
	4.50%, 9/1/10	$101,481
400,000	Southeastern Pennsylvania Transportation Authority, PA, Special Revenue, (FGIC Insured),
	5.45%, 3/1/11	411,484
250,000	State Public School Building Authority, PA, School Revenue, Garnet Valley School District Project, (AMBAC Insured), Prerefunded to 2/1/11 @100,
	5.25%, 2/1/12	264,865
500,000	Swarthmore Boro Authority, PA, College Revenue,
	4.50%, 9/15/10	513,720
400,000	University of Pittsburgh, PA, Refunded Series B, (MBIA Insured),
	5.50%, 6/1/09	413,256
125,000	Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid Withholding),
	5.00%, 5/15/09	126,148
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA State Aid Withholding),
	5.375%, 4/1/14	268,375
200,000	Wilkes Barre, PA, Area School District, General Obligation Unlimited, (FGIC Insured),
	5.25%, 4/1/14	201,774
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured),
	5.50%, 5/1/15	267,097

	TOTAL MUNICIPAL BONDS	21,433,327
	(Cost $21,403,815)	21,433,327

TOTAL INVESTMENTS
(Cost $21,403,815) (1)	98.3%	$21,433,327
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	371,087
NET ASSETS	100.0%	$21,804,414

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $21,403,815.
Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance
XLCA —	XL Capital Assurance, Inc.

See Notes to Schedules of Investments.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2006 — (Unaudited)

Face
Amount		Value
MUNICIPAL BONDS — 98.1% *
New Jersey — 82.0%
$100,000	Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA Insured),
	5.55%, 2/1/07	$100,976
	Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC Insured), Series A:
200,000	5.125%, 12/15/11	202,142
150,000	5.125%, 12/15/12	151,566
370,000	Brigantine, NJ, General Obligation Unlimited, (MBIA Insured),
	5.00%, 8/15/12	370,326
350,000	Burlington County, NJ, Bridge Commission Revenue, (County Guaranteed),
	5.25%, 10/1/13	376,330
150,000	Cherry Hill Township, NJ, General Obligation Unlimited, (FGIC Insured), Prerefunded 7/15/09 @ 100,
	5.125%, 7/15/10	155,589
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (MBIA Insured),
	5.00%, 7/1/13	122,457
150,000	Delaware River Port Authority, Pennsylvania & New Jersey Revenue, Refunding, (AMBAC Insured), Series B,
	5.25%, 1/1/09	155,182
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
150,000	5.625%, 1/15/09	153,357
175,000	6.00%, 1/15/10	182,679
100,000	6.50%, 1/15/11	106,357
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School Board Residual Fund Insured),
	5.00%, 2/1/14	260,915
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00%, 8/15/12	208,206
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC School Board Residual Fund Insured),
	5.00%, 4/1/16	267,132
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA Insured),
	5.00%, 3/1/13	247,765
200,000	Maplewood Township, NJ, General Improvements, General Obligation Unlimited, (FSA Insured),
	5.00%, 2/1/09	205,816
100,000	Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste, (County Guaranteed), Series 97,
	5.20%, 9/15/08	102,948

$145,000	Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed),
	5.45%, 9/15/11	$146,714
	Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
250,000	5.00%, 12/1/12	260,875
375,000	5.20%, 12/1/14	393,892
100,000	Monmouth County, NJ, Improvement Authority, Revenue, Series A, (AMBAC Muni Government Guaranteed),
	5.25%, 12/1/16	107,984
100,000	Morris County, NJ, General Improvement, General Obligation Unlimited,
	4.625%, 8/15/08	100,963
80,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured),
	5.00%, 12/1/13	82,264
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA Insured),
	5.00%, 12/1/13	20,481
500,000	New Jersey Building Authority State Building Revenue,
	5.00%, 6/15/13	513,965
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (FSA Insured),
	5.25%, 3/1/12	320,397
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, (MBIA Insured), Refunding,
	5.125%, 9/1/14	517,320
250,000	New Jersey Sports & Exposition Authority State Contract, General Improvements, Series A,
	5.00%, 3/1/10	259,105
250,000	New Jersey Sports & Exposition Authority State Contract, Recreational Facilities Improvements, Series A,
	5.00%, 3/1/17	266,612
100,000	New Jersey State Economic Development Authority, Parking Facility Improvements, Elizabeth Development Project, (FGIC Insured),
	5.20%, 10/15/08	103,053
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, (MBIA Insured), Series C, Prerefunded 6/15/12 @ 100,
	5.00%, 6/15/16	212,192
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured),
	5.00%, 9/1/14	533,620
250,000	New Jersey State Educational Facilities Authority, Montclair State University, (AMBAC Insured),
	5.00%, 7/1/19	265,035
300,000	New Jersey State Educational Facilities Authority, Revenue, High Education Capital Improvement, Series B, Prefunded to 9/1/10 @100,
	5.00%, 9/1/14	313,374

$500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, (FSA Insured), Series A,
	5.00%, 9/1/16	$532,650
100,000	New Jersey State Educational Facilities Authority, Revenue, Institutional Advanced Studies, Series F,
	5.00%, 7/1/09	102,493
250,000	New Jersey State Educational Facilities Authority, Robert Stockton College, (AMBAC Insured),
	5.00%, 7/1/17	265,597
200,000	New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy Health System Project, (MBIA Insured), Series A,
	5.00%, 7/1/09	203,758
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, (FSA Insured), Series B:
450,000	5.55%, 11/1/09	458,289
250,000	5.75%, 11/1/11	260,997
150,000	New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA Insured), Series P,
	5.05%, 4/1/07	150,927
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured),
	5.00%, 6/15/17	265,288
130,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, Prerefunded, 6/15/09 @ 100,
	5.00%, 6/15/13	134,280
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A,
	5.75%, 1/1/18	74,011
180,000	New Jersey State Turnpike Authority, Turnpike Revenue, (MBIA Insured), Series A, Prerefunded to 1/01/10 @ 100,
	5.75%, 1/1/18	191,200
250,000	New Jersey State, Certificates of Participation, (AMBAC Insured), Escrowed to Maturity,
	5.00%, 6/15/11	263,333
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance,
	5.25%, 9/1/13	10,139
800,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
	5.00%, 1/1/12	819,464
325,000	Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding, (General Obligation of Authority),
	5.125%, 1/1/11	333,128
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured),
	5.25%, 6/1/15	213,274
	Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board Residual Fund Insured), Prerefunded 5/1/09 @ 100,:
250,000	5.15%, 5/1/12	258,145
100,000	5.15%, 5/1/13	103,176
500,000	Ridgewood, NJ, Board of Education, General Obligation Unlimited,
	5.20%, 10/1/08	515,770
500,000	Union County, NJ,
	5.00%, 3/1/17	523,000

$150,000	Warren Township, NJ, School District, General Obligation Unlimited, (School Board Residual Fund Insured),
	5.35%, 3/15/10	$157,668
		13,624,176
Pennsylvania — 6.5%
435,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured),
	5.25%, 7/1/16	467,560
565,000	Delaware River Joint Toll Bridge Commission Revenue, (MBIA Insured), Prerefunded 7/1/13 @ 100,
	5.25%, 7/1/16	611,189
		1,078,749
Delaware — 6.4%
	Delaware River & Bay Authority, Development Revenue, (MBIA Insured):
500,000	5.00%, 1/1/17	530,280
500,000	5.00%, 1/1/19	526,645
		1,056,925
Puerto Rico — 3.2%
500,000	Puerto Rico Municipal Finance Agency,
	5.25%, 8/1/18	532,225

	TOTAL MUNICIPAL BONDS
	(Cost $16,196,332)	16,292,075

TOTAL INVESTMENTS
(Cost $16,196,332) (1)	98.1%	$16,292,075
OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	314,108
NET ASSETS	100.0%	$16,606,183

*	Percentages indicated are based on net assets.
(1)	Aggregate cost for federal tax purposes was $16,196,607.
Abbreviations:
AMBAC —	American Municipal Bond Assurance Corporation
FGIC —	Financial Guaranty Insurance Corporation
FSA —	Financial Security Assurance
MBIA —	Municipal Bond Investors Assurance

See Notes to Schedules of Investments.

THE GLENMEDE PORTFOLIOS

Notes to Schedules of Investments (Unaudited)

1. Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act), as an open-end management investment company. As of July 31, 2006, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”). Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

2. Unrealized Appreciation/(Depreciation)

As of July 31, 2006, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$210,401	$180,889	$29,512
New Jersey Muni Portfolio	225,935	130,467	95,468

3. Concentration of Credit

The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies, instrumentalities and authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE PORTFOLIOS

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	9/27/06